SUPPLEMENT DATED MARCH 1, 1999

                            TO THE PROSPECTUS FOR THE

                           VINTAGE MUTUAL FUNDS, INC.

                               DATED JULY 29, 1998


                      REDUCTION IN INVESTMENT ADVISORY FEES

         On February 27, 1999, the Board of Directors voted unanimously to approve Investors Management Group's voluntary amendment to the Investment Advisory Agreement and the reduction of investment advisory fees for the Vintage Limited Term Bond Fund and the Vintage Municipal Bond Fund from an annual rate of 0.60% of average daily net assets to an annual rate of 0.50% of average daily net assets. This reduction is effective March 1, 1999.



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                         SUPPLEMENT DATED MARCH 1, 1999

               TO THE STATEMENT OF ADDITIONAL INFORMATION FOR THE

                           VINTAGE MUTUAL FUNDS, INC.

                               DATED JULY 29, 1998

                      REDUCTION IN INVESTMENT ADVISORY FEES

         On February 27, 1999, the Board of Directors voted unanimously to approve Investors Management Group's voluntary amendment to the Investment Advisory Agreement and the reduction of investment advisory fees for the Vintage Limited Term Bond Fund and the Vintage Municipal Bond Fund from an annual rate of 0.60% of average daily net assets to an annual rate of 0.50% of average daily net assets. This reduction is effective March 1, 1999.